Stockholders' Deficit - Preferred Stock Shares (Details)	Dec. 31, 2021 $ / shares shares
Stockholders' Deficit
Preferred shares, shares authorized	1,000,000
Preferred stock, par value (per share) | $ / shares	$ 0.0001
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0